UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Pkwy Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

With Copies To:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

(Name and address of agent for service)

Registrant's telephone number, including area code: 877.244.6235

Date of fiscal year end: 09/30/2018

Date of reporting period: 12.31/2017

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CROW POINT ALTERNATIVE INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

COMMON STOCK - 8.10%	Shares	Fair Value

Aerospace & Defense - 2.33%
Lockheed Martin Corp.	482	$154,746
Northrop Grumman Corp.	218	66,906
Raytheon Co.	813	152,722
		374,374
Banks - 0.10%
Equity Bancshares, Inc. *	476	16,855

Biotechnology - 0.59%
Bluebird Bio, Inc. *	185	32,948
BrainStorm Cell Therapeutics, Inc. *	2,030	7,958
Exact Sciences Corp. *	872	45,815
Selecta Biosciences, Inc. *	749	7,348
		94,069
Commercial Services - 0.23%
Euronet Worldwide, Inc. *	198	16,685
Quanta Services, Inc. *	531	20,767
		37,452
Computers - 0.24%
Lumentum Holdings, Inc. *	363	17,751
Nutanix, Inc. *	570	20,110
		37,861
Cosmetics - 0.10%
elf Beauty, Inc. *	687	15,327

Distribution & Wholesale - 0.09%
Watsco Inc.	90	15,304

Engineering & Construction - 0.30%
Dycom Industries, Inc. *	264	29,418
TopBuild Corp. *	239	18,102
		47,520
Entertainment - 0.13%
IMAX Corp. *	916	21,205

Healthcare - Products - 0.75%
ABIOMED, Inc. *	175	32,797
CytoSorbents Corp. *	3,455	22,457
Globus Medical, Inc. *	600	24,660
Nevro Corp. *	222	15,327
Novocure Ltd. *	1,234	24,927
		120,168
Healthcare - Services - 0.14%
Teladoc, Inc. *	635	22,130

Home Builders - 0.18%
Installed Building Products, Inc. *	379	28,785

Internet - 0.39%
Quotient Technology, Inc. *	1,152	13,536
Rapid7, Inc. *	1,328	24,780
RingCentral, Inc. *	507	24,539
		62,855
Media - 0.14%
World Wrestling Entertainment Inc.	727	22,232

Office Furnishings - 0.12%
Interface Inc.	798	20,070

Pharmaceuticals - 0.71%
Corcept Therapeutics, Inc. *	1,184	21,383
Immune Design Corp. *	1,407	5,487
Intra-Cellular Therapies, Inc. *	535	7,747
Lipocine, Inc. *	2,577	8,865
Nektar Therapeutics *	539	32,189
Neurocrine Biosciences, Inc. *	499	38,717
		114,388

CROW POINT ALTERNATIVE INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

COMMON STOCK - 8.10% (continued)	Shares	Fair Value

Retail - 0.23%
Duluth Holdings, Inc. *	1,100	$19,635
Five Below, Inc. *	267	17,707
		37,342
Savings & Loans - 0.13%
Sterling Bancorp	825	20,295

Semiconductors - 0.13%
Integrated Device Technology, Inc. *	724	21,525

Software - 0.78%
Box, Inc. *	1,277	26,970
HubSpot, Inc. *	247	21,835
MobileIron, Inc. *	3,991	15,565
MuleSoft, Inc. *	930	21,632
New Relic, Inc. *	424	24,494
Twilio, Inc. *	622	14,679
		125,175
Telecommunications - 0.19%
LogMeIn, Inc.	155	17,747
Oclaro, Inc. *	2,016	13,588
		31,335
Transportation - 0.10%
Navigator Holdings Ltd. *	1,569	15,455

TOTAL COMMON STOCK (Cost $1,254,807)		1,301,722

PREFERRED STOCK - 0.39%

Banks - 0.32%
Bank of America Corp., 6.20%	1,900	52,136

Diversified Financial Services - 0.07%
Legg Mason, Inc., 6.375%	400	10,904

TOTAL PREFERRED STOCK (Cost $60,843)		63,040

CLOSED END FUNDS - 13.30%

Eaton Vance Limited Duration Income Fund	51,275	699,904
MFS Multimarket Income Trust	117,516	713,322
Royce Value Trust, Inc.	44,681	722,492
		2,135,718

TOTAL CLOSED END FUNDS (Cost $2,142,425)		2,135,718

EXCHANGE TRADED FUNDS - 60.52%

Commodity Fund - 1.77%
United States Short Oil Fund LP * #	5,000	283,950

Debt Funds - 38.59%
iShares 1-3 Year Credit Bond ETF	9,605	1,004,107
iShares 20+ Year Treasury Bond ETF	2,629	333,515
iShares iBoxx $ Investment Grade Corporate Bond ETF	19,893	2,418,193
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	18,857	1,723,484
SPDR Bloomberg Barclays High Yield Bond ETF	19,538	717,435
		6,196,734
Equity Funds - 20.16%
Energy Select Sector SPDR Fund	2,608	188,454
Financial Select Sector SPDR Fund	12,500	348,875
Industrial Select Sector SPDR Fund	3,559	269,310
iShares Core S&P Small-Cap ETF	3,100	238,111
iShares Edge MSCI USA Value Factor ETF	5,625	470,363
iShares MSCI ACWI ETF	5,568	401,397
Schwab US Broad Market ETF	12,366	797,854
SPDR S&P 500 ETF Trust	1,325	353,589
VelocityShares Daily Inverse VIX Short Term ETN *	1,263	169,798
		3,237,751

TOTAL EXCHANGE TRADED FUNDS (Cost $9,607,170)		9,718,435

CROW POINT ALTERNATIVE INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

BONDS & NOTES - 6.50%	Coupon %	Maturity	Principal Amount	Fair Value

Commercial Mortgage Backed - 4.20%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-11 ^	5.103	12/25/2033	$3,837	$3,951
Equity One Mortgage Pass-Through Trust 2003-4 ^	5.869	10/25/2034	19,620	19,507
Fremont Home Loan Trust 2005-B, 1 mo. LIBOR plus 0.71% ^	2.266	4/25/2035	74,714	74,971
GE Capital Mortgage Services, Inc. 1999-HE1 Trust	6.265	4/25/2029	1,803	1,702
GSAMP Trust 2005-SEA2, 1 mo. LIBOR plus 0.35% ^ +	1.911	1/25/2045	18,391	18,354
Option One Mortgage Loan Trust 2005-1, 1 mo. LIBOR plus 0.80% ^	2.361	2/25/2035	10,870	10,859
RASC Series 2003-KS4 Trust ^	3.870	5/25/2033	10,519	10,594
RASC Series 2004-KS2 Trust ^	4.300	3/25/2034	3,536	3,564
RAMP Series 2005-RS1 Trust	4.713	1/25/2035	5,802	5,854
Structured Asset Securities Corp. Mortgage Loan Trust 2006-WF1, 1 mo. LIBOR plus 0.16% ^	1.901	2/25/2036	400,000	399,589
Structured Asset Securities Corp. Mortgage Loan Trust 2006-AM1, 1 mo. LIBOR plus 0.34% ^	1.721	4/25/2036	126,387	125,915
				674,860

Asset Backed - 2.30%
Adjustable Rate Mortgage Trust 2005-5, 1 mo. LIBOR plus 0.28% ^	1.841	9/25/2035	61,164	60,878
Banc of America Funding 2006-2 Trust	5.750	3/25/2036	10,763	10,398
JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX #	3.139	6/15/2045	279,533	281,093
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR2 ^	3.684	5/25/2035	2,153	2,166
WaMu Mortgage Pass-Through Certificates Series 2003-S12 Trust	4.750	11/25/2018	1,913	1,923
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust ^	4.371	9/25/2036	26,738	13,532
				369,990

TOTAL ASSET BACKED SECURITIES (Cost $984,911)				1,044,850

PRIVATE INVESTMENT - 2.09%			Shares	Fair Value

Finance - 2.09%
Vemo Education, Inc. * > #			2,250,000	335,166

TOTAL PRIVATE INVESTMENT (Cost $300,000)				335,166

PUT OPTIONS PURCHASED - 0.01%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

iShares iBoxx $ Investment Grade Corporate Bond ETF	99	$1,188,000	$120.00	1/19/2018	990

TOTAL PUT OPTIONS PURCHASED (Cost $6,142)					990

TOTAL INVESTMENTS (Cost $14,356,298) - 90.91%					14,599,921

SECURITIES SOLD SHORT (Proceeds $468,976) - (2.92%) (d)					(469,242)

OPTIONS WRITTEN (Proceeds $4,352) - (0.05%) (d)					(8,662)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 12.06%					1,936,962

NET ASSETS - 100%					16,058,979

*	Non-income producing security.
^	Variable or step coupon security - Interest rate shown represents the rate on December 31, 2017.
+	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2017, these securities amounted to $18,354 or 0.11% of net assets.
>	The value of this security has been determined under the policies of the Board of Trustees. The value of such security is $335,166 or 2.09% of net assets.
#	All or a portion of the security is segregated as collateral for securities sold short and call options written.

ETF - Exchange Traded Fund

LP - Limited Partnership

Ltd. - Limited

The accompanying notes are an integral part of these financial statements.

CROW POINT ALTERNATIVE INCOME FUND

SCHEDULE OF SECURITIES SOLD SHORT

December 31, 2017 (Unaudited)

EXCHANGE TRADED FUND - (2.92%)	Shares	Fair Value

Equity Fund - (2.92%)
iShares MSCI USA Momentum Factor ETF	4,550	$469,242

TOTAL EXCHANGE TRADED FUND (Proceeds $468,976)		469,242

TOTAL SECURITIES SOLD SHORT (Proceeds $468,976)		$469,242

[1]	Each option contract is equivalent to 100 shares of the underlying ETF. All options are non-income producing.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

CROW POINT ALTERNATIVE INCOME FUND

SCHEDULE OF WRITTEN OPTIONS

December 31, 2017 (Unaudited)

OPTIONS WRITTEN - (0.05)%
CALL OPTIONS WRITTEN - (0.05%)	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

iShares iBoxx $ Investment Grade Corporate Bond ETF	99	$1,197,900	$121.00	1/19/2018	8,662

TOTAL CALL OPTIONS WRITTEN (Proceeds $4,352)					8,662

TOTAL OPTIONS WRITTEN (Proceeds $4,352)					$8,662

[1]	Each option contract is equivalent to 100 shares of the underlying ETF. All options are non-income producing.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

Crow Point Alternative Income Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Crow Point Alternative Income Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, preferred stock, closed-end funds and exchange-traded funds) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Crow Point Alternative Income Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Derivative instruments – Listed derivatives, including options, that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within Level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within Level 2 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of

December 31, 2017.

Crow Point Alternative Income Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$1,301,722	$-	$-	$1,301,722
Preferred Stock (2)	63,040	-	-	63,040
Closed-End Funds (2)	2,135,718	-	-	2,135,718
Exchange-Traded Funds (2)	9,718,435	-	-	9,718,435
Bonds & Notes	-	1,044,850	-	1,044,850
Put Options Purchased	990	-	-	990
Private Investment	-	335,166	-	335,166
Total Assets	$13,219,905	$1,380,016	$-	$14,599,921

Financial and Derivative
Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds	$469,242	$-	$-	$469,242
Call Options Written	8,662	-	-	8,662
Total Liabilities	$477,904	$-	$-	$477,904

(1)	As of and during the three month period ended December 31, 2017, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All common stock, preferred stock, closed-end funds and exchange-traded funds (“ETFs”) held in the Fund are Level 1 securities. For a detailed break-out of common stock and preferred stock by industry and closed-end funds and ETFs by investment type, please refer to the Schedule of Investments.

There were no transfers into and out of any level during the three month period ended December 31, 2017. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

Crow Point Alternative Income Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Options – When the Fund writes a put or call option, an amount equal to the premium received is included in the consolidated statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Exchange-Traded and Closed-End Funds – The Fund may invest in Exchange-Traded Funds ("ETFs") and Closed-End Funds ("CEFs"). ETFs and CEFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF and CEF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs and CEFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and CEFs in which a Fund invests in addition to a Fund's direct fees and expenses. Also, with respect to dividends paid by the ETFs and CEFs, it is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes the Fund invests in, which may make it difficult for the Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. The Fund bears the risk of loss of the amount expected to be received in the event of default or bankruptcy of the issuer.

Derivative Transactions

As of December 31, 2017, portfolio securities and cash valued at $931,556 were held in escrow by the custodian as cover for securities sold short and call options written by the Fund.

As of December 31, 2017, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Location	Equity Contracts	Interest Rate Contracts	Total
Put options purchased	Investments, at value	$990	$-	$990
Total Assets		$990	$-	$990

Liabilities	Location	Equity Contracts	Interest Rate Contracts	Total
Call options written	Options written, at value	$8,662	$-	$8,662
Total Liabilities		$8,662	$-	$8,662

Crow Point Alternative Income Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Derivative Transactions (continued)

For the three month period ended December 31, 2017, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized depreciation on:	Location	Equity Contracts	Interest Rate Contracts	Total
Put options purchased	Options purchased	$(5,512)	$-	$(5,512)
Call options written	Options written	(4,311)	-	(4,311)
		$(9,823)	$-	$(9,823)

Net realized loss on:	Location	Equity Contracts	Interest Rate Contracts	Total
Put options purchased	Options purchased	$(774)	$-	$(774)
		$(774)	$-	$(774)

The amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity for the Fund.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at December 31, 2017 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$ 14,356,321	$ 350,577	$ (106,977)	$ 243,600

Item 2.	Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	March 1, 2018

By:	/s/ Justin Thompson
Name:	Justin Thompson
Title:	Principal Financial Officer
Date:	March 1, 2018